Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 90,138	$ 18,040	$ 94,036
Restricted cash		11,003	10,223
Accounts receivable	21,764	25,398	16,613
Inventory	26,418	42,428	39,817
Prepaid expenses and other current assets	42,661	212,352	959,307
Total current assets	180,981	309,221	1,119,996
Property and equipment, net	377,076	273,078	284,024
Right-of-use asset	131,818	8,612	34,184
Other assets	2,784,502	3,014,620	277,571
Total assets	3,474,377	3,605,531	1,715,775
Current liabilities:
Accrued expenses and other current liabilities	601,446	531,783	487,208
Lease liability	26,786	8,612	25,374
Convertible notes payable, net of discount of $175,063 and $225,800, at December 31, 2022 and 2021, respectively	46,139	65,187	79,200
Derivative liabilities	292,699	202,144	531,525
Total current liabilities	2,053,239	2,210,237	2,496,415
LONG TERM LIABILITIES
Notes payable, net of current portion	6,810	10,507	15,532
Lease liability, net of current portion	105,032		8,810
TOTAL LIABILITIES	2,165,081	2,220,744	2,520,757
Commitments and contingencies
Shareholders’ Equity (Deficit):
Preferred stock, $0.001 par value; 5,000,000 shares authorized, 2 shares and 0 shares issued and outstanding at December 31, 2022 and 2021, respectively
Common stock, $0.001 par value; 3,500,000,000 shares authorized; 2,617,390,830 and 2,311,123,860 shares issued and outstanding at December 31, 2022 and 2021, respectively.	3,450,666	2,617,392	2,311,125
Additional paid-in capital	17,282,608	16,334,129	10,899,139
Shares to be issued	13,074	126,324
Subscription receivable	(21,000)	(21,000)	(21,000)
Accumulated deficit	(19,414,380)	(17,672,058)	(13,994,246)
Total shareholders’ equity (deficit)	1,310,968	1,384,787	(804,982)
Non-controlling interest	(1,672)
Total shareholders’ equity - Therapeutic Solutions International, Inc.	1,309,296	1,384,787	(804,982)
Total liabilities and shareholders’ equity (deficit)	3,474,377	3,605,531	1,715,775
Nonrelated Party [Member]
Current liabilities:
Accounts payable-related parties	374,459	401,992	394,035
Notes payable-related parties, net	4,638	4,638	4,071
Related Party [Member]
Current liabilities:
Accounts payable-related parties	7,206	7,209	9,791
Notes payable-related parties, net	$ 699,866	$ 988,672	$ 965,211